ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries, its VIEs and VIE's subsidiaries

As of December 31, 2012, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

	Later of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of economic ownership
Subsidiaries:
AutoNavi International Co., Ltd (“AutoNavi BVI”)	August 9, 2006	BVI	100%
AutoNavi Investment Ltd. (“AutoNavi Investment”)	January 22, 2008	BVI	100%
AutoNavi Asia Ltd. (“AutoNavi Asia”)	January 30, 2008	Hong Kong	100%
AutoNavi Japan Ltd. (“AutoNavi Japan”)	March 19, 2009	Japan	100%
AutoNavi Information Technology Co., Ltd. (“AutoNavi Technology”)	August 24, 2006	PRC	100%
Shanghai eTag Information Technology Co., Ltd (“Etag”)	March 24, 2011	PRC	100%

VIEs:
AutoNavi Software Co., Ltd (“AutoNavi Software”)	April 26, 2002	PRC	100%
Beijing MapABC Technology Co., Ltd (“MapABC Technology”)	September 28, 2006	PRC	100%

VIE’s subsidiaries:
Beijing ADF Navigation Technology Co., Ltd. (“ADF Navigation”)	September 28, 2002	PRC	61.91%
Beijing PDAger Technology Development Co., Ltd (“PDAger”)	March 10, 2011	PRC	100%
Beijing Zhongke Puhui Technology Development Co., Ltd. (“ZKPH”)	June 28, 2006	PRC	75%
Beijing Xingtiandi Information Technology Co., Ltd. (“Xingtiandi Technology”)	December 31, 2006	PRC	100%
Xiamen AutoNavi Software Co., Ltd. (“AutoNavi Xiamen”)	June 30, 2007	PRC	100%
Beijing Yadao Xingkong Advertising Co., Ltd. (“Yadao Ads”)	November 30, 2007	PRC	70%
Beijing Yadao Media & Culture Development Co., Ltd. (“Yadao Media”)	November 30, 2007	PRC	70%

Schedule of consolidated financial information of the Group's VIEs and their subsidiaries

	As of December 31,
	2011	2012
Total Current assets	96,825	138,688
Total assets	144,986	187,101
Total equity attributable to AutoNavi Holdings Limited shareholders	97,612	125,762

	For the year ended December 31,
	2010	2011	2012
Net revenues	82,188	114,054	134,498
Net income	22,369	29,826	26,719
Net cash provided by operating activities	10,074	40,413	36,792
Net cash used in investing activities	(1,845)	(6,597)	(33,687)
Net cash used in financing activities	—	(468)	(824)